Warrants (Details) - Schedule of Range of Exercise Price	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding (in Shares) | shares	166,500,000
Weighted Average Remaining Contractual Life	3 years 1 month 20 days
Weighted Average Exercise Price	$ 0.0117
Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	0.002
Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 0.014